OWC Pharmaceutical Research Corp. - Consolidated Statements of Changes in Stockholders' Equity (Deficit)	Common Stock, Share	Common Stock, Amount	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders' Equity (Deficit)
Balance at Dec. 31, 2012	15,829,450	157	424,474		(504,895)		(80,263)
Fair value of warrants issued for services			107,074				107,074
Impact of beneficial conversion feature			86,114				86,114
Stock issued upon conversion of debt and accrued interest	5,162,000	52	51,568				51,620
Forgiveness of indebteness to former related party
Stock issued for services	100,000	1	27,999				28,000
Stock issued for cash	550,000	6	49				55
Stock issued for cash at $0.005 per share
Stock issued for cash at $0.05 per share
Stock issued for cash at $0.09 per share
Stock issued for cash at $0.15 per share
Total other comprehensive loss
Net loss year end					(318,310)		(318,310)
Balance at Dec. 31, 2013	21,641,450	217	697,278		(823,205)		(125,710)
Balance at Dec. 31, 2013
Fair value of warrants issued for services			3,857,136				3,857,136
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest	13,263,300	133	132,509				132,642
Forgiveness of indebteness to former related party			28,436				28,436
Stock issued for services	6,995,416	70	567,647				567,716
Stock issued for cash
Stock issued for cash at $0.005 per share	4,700,000	47	23,453				23,500
Stock issued for cash at $0.05 per share	13,034,585	130	651,500	(651,730)
Stock issued for cash at $0.09 per share	12,936,662	129	1,164,171				1,164,300
Stock issued for cash at $0.15 per share	5,857,828	59	878,617				878,676
Total other comprehensive loss						6,485	6,485
Net loss year end					(5,070,673)		(5,070,673)
Balance at Dec. 31, 2014	78,429,241	784	8,000,847	(651,730)	(5,893,878)	6,485	1,462,508